Debt Long-term Debt Instruments (Details)	0 Months Ended					1 Months Ended								12 Months Ended			12 Months Ended					0 Months Ended	12 Months Ended		0 Months Ended	12 Months Ended		0 Months Ended		12 Months Ended					1 Months Ended
	Oct. 19, 2012 USD ($)	Mar. 29, 2013 USD ($)	Sep. 18, 2012 USD ($)	Mar. 30, 2012 USD ($)	Sep. 18, 2012 Senior unsecured and unsubordinated notes [Member] USD ($)	Mar. 29, 2013 Mandatorily redeemable preferred stock outstanding [Member] USD ($)	Mar. 30, 2012 Mandatorily redeemable preferred stock outstanding [Member] USD ($)	Mar. 29, 2013 Capitalized lease liabilities [Member] USD ($)	Mar. 30, 2012 Capitalized lease liabilities [Member] USD ($)	Mar. 29, 2013 Borrowings for assets acquired under long-term financing [Member] USD ($)	Mar. 30, 2012 Borrowings for assets acquired under long-term financing [Member] USD ($)	Mar. 29, 2013 Other borrowings [Member] USD ($)	Mar. 30, 2012 Other borrowings [Member] USD ($)	Mar. 29, 2013 4.45% term notes, due September 2022 [Member] Senior unsecured and unsubordinated notes [Member] USD ($)	Mar. 30, 2012 4.45% term notes, due September 2022 [Member] Senior unsecured and unsubordinated notes [Member] USD ($)	Sep. 18, 2012 4.45% term notes, due September 2022 [Member] Senior unsecured and unsubordinated notes [Member] USD ($)	Mar. 29, 2013 6.50% term notes, due March 2018 [Member] Senior unsecured and unsubordinated notes [Member] USD ($)	Mar. 30, 2012 6.50% term notes, due March 2018 [Member] Senior unsecured and unsubordinated notes [Member] USD ($)	Mar. 29, 2013 2.50% term notes, due September 2015 [Member] Senior unsecured and unsubordinated notes [Member] USD ($)	Mar. 30, 2012 2.50% term notes, due September 2015 [Member] Senior unsecured and unsubordinated notes [Member] USD ($)	Sep. 18, 2012 2.50% term notes, due September 2015 [Member] Senior unsecured and unsubordinated notes [Member] USD ($)	Oct. 19, 2012 5.50% term notes, due March 2013 [Member] USD ($)	Mar. 29, 2013 5.50% term notes, due March 2013 [Member] Senior unsecured and unsubordinated notes [Member] USD ($)	Mar. 30, 2012 5.50% term notes, due March 2013 [Member] Senior unsecured and unsubordinated notes [Member] USD ($)	Oct. 19, 2012 5.00% term notes, due February 2013 [Member] USD ($)	Mar. 29, 2013 5.00% term notes, due February 2013 [Member] Senior unsecured and unsubordinated notes [Member] USD ($)	Mar. 30, 2012 5.00% term notes, due February 2013 [Member] Senior unsecured and unsubordinated notes [Member] USD ($)	Sep. 18, 2012 Four-year term loan credit facility [Member] USD ($)	Oct. 17, 2012 Four-year term loan credit facility [Member] USD ($)	Mar. 29, 2013 Four-year term loan credit facility [Member] Term loan credit facility [Member] USD ($)	Mar. 30, 2012 Four-year term loan credit facility [Member] Term loan credit facility [Member] USD ($)	Mar. 29, 2013 Line of Credit Due 2015 [Member] USD ($)	Mar. 29, 2013 Other interest bearing debt and notes payable [Member] Other borrowings [Member] USD ($)	Mar. 30, 2012 Other interest bearing debt and notes payable [Member] Other borrowings [Member] USD ($)	Mar. 29, 2013 Subsidiary [Member] Note payable [Member] USD ($)	Mar. 29, 2013 Subsidiary [Member] Note payable [Member] EUR (€)	Mar. 30, 2012 Subsidiary [Member] Note payable [Member] USD ($)
Debt Instrument [Line Items]
Total debt		$ 2,732,000,000		$ 2,740,000,000		$ 59,000,000	$ 0	$ 561,000,000	$ 574,000,000	$ 98,000,000	$ 84,000,000	$ 5,000,000	$ 86,000,000	$ 349,000,000	$ 0		$ 998,000,000	$ 997,000,000	$ 350,000,000	$ 0			$ 0	$ 699,000,000		$ 0	$ 300,000,000			$ 250,000,000	$ 0		$ 5,000,000	$ 43,000,000	$ 62,000,000	€ 41,000,000	$ 0
Less: short term debt and current maturities of long term debt		234,000,000		1,254,000,000
Total long-term debt		2,498,000,000		1,486,000,000
Debt Instrument, Face Amount					700,000,000											350,000,000					350,000,000								250,000,000
Extinguishment of Debt, Amount																						700,000,000			300,000,000
Debt instrument, maturity date														Sep. 30, 2022	Sep. 30, 2022		Mar. 31, 2018	Mar. 31, 2018	Sep. 30, 2015	Sep. 30, 2015			Mar. 31, 2013	Mar. 31, 2013		Feb. 28, 2013	Feb. 28, 2013
Debt instrument, stated interest rate (in hundredths)														4.45%	4.45%		6.50%	6.50%	2.50%	2.50%			5.50%	5.50%		5.00%	5.00%
Gross amount of computer and other equipment under capital lease		1,095,000,000		940,000,000
Amount of multi-year committed revolving credit facility																												350,000,000				1,500,000,000
Debt Instrument, Covenant, Minimum Ratio of Indebtedness to EBITDA																																3.00
Mandatorily Redeemable Preferred Stock, Issued Value						63,000,000
Mandatorily Redeemable Preferred Stock, Fair Value Disclosure						59,000,000
Debt Issuance Cost						1,000,000																													1,000,000
Preferred Stock, Dividend Rate, Percentage						3.48%
Preferred Stock, Initial Dividend Period						5 years
Preferred Stock, Interest Rate on Unpaid Cumulative Dividends						2.50%
Preferred Stock, Dividend Rate, Percentage, After Five Years						3.80%
Debt Instrument, Term																												4 years							5 years
Line of Credit Facility, Periodic Payment Percentage																												2.50%
Line of Credit Facility, Current Borrowing Capacity																												250,000,000
Credit facility expiration date																														Jul. 31, 2012	Jul. 31, 2012	Mar. 18, 2015
Accumulated amortization on computers and other equipment under capital lease		465,000,000		341,000,000
Long-term Debt, by Maturity [Abstract]
2014		52,000,000
2015		71,000,000
2016		381,000,000
2017		194,000,000
2018		1,064,000,000
Thereafter		409,000,000
Total		2,171,000,000
Debt Instrument, Unamortized Discount					1,000,000
Unamortized Debt Issuance Expense					5,000,000
Gains (Losses) on Extinguishment of Debt	(19,000,000)
Debt Instrument, Covenant, Aggregate Principal Payment Amount			$ 125,000,000